SUPPLEMENT DATED JUNE 26, 2008

TO

PROSPECTUS DATED APRIL 25, 2007

FOR

FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement replaces the supplements dated April 17, 2008 and May 30, 2008.

I.	Effective May 1, 2008:

Alger American Small Capitalization Portfolio changed its name to Alger American SmallCap Growth Portfolio.

MFS Emerging Growth Portfolio changed its name to MFS Growth Portfolio.

AIM Advisors, Inc. changed its name to Invesco Aim Advisors, Inc.

Sun Capital Real Estate Fund changed its name to Sun Capital Global Real Estate Fund.

II.	In the Distribution of Policy section, “National Association of Securities Dealers, Inc.” is replaced with “Financial Industry Regulatory Authority” and “NASD” is replaced with “FINRA”.

III.	Effective August 1, 2008, the name of the SCSM FI Large Cap Growth Fund is SMSM WMC Large Cap Growth Fund. Wellington Management Company, LLP is the subadviser of the SCSM WMC Large Cap Growth Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.